UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                   FORM N-CSRS

                                   ----------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                   ----------

                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2010

                    DATE OF REPORTING PERIOD: APRIL 30, 2010

ITEM 1. REPORTS TO STOCKHOLDERS.

                         THE ADVISORS' INNER CIRCLE FUND

                    (LSV Conservative Core Equity Fund LOGO)

                       SEMI-ANNUAL REPORT TO SHAREHOLDERS
                                 APRIL 30, 2010

                      THIS INFORMATION MUST BE PRECEDED OR
                      ACCOMPANIED BY A CURRENT PROSPECTUS.
                 INVESTORS SHOULD READ THE PROSPECTUS CAREFULLY
                                BEFORE INVESTING.

                                   (LSV LOGO)
              MANAGER'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

The total return of the LSV Conservative Core Equity Fund (the "Fund") and the benchmark S&P 500 Index for trailing periods ended April 30, 2010, were as follows:

                                                                     Since
                                    6 Months   1 Year   2 Years   Inception*
                                    --------   ------   -------   ----------
LSV CONSERVATIVE CORE EQUITY FUND    14.91%    39.37%    -5.11%     -7.50%
S&P 500 Index                        15.66     38.84     -5.23      -6.09

* AS OF 4/30/09; PERIODS LONGER THAN ONE YEAR ARE ANNUALIZED; INCEPTION DATE IS 5/22/07; NET OF FEES.

Stocks continued to rebound in the trailing six-month period as the S&P 500 Index was up 15.66%. Value stocks in the broad market performed better as the Russell 1000 Value Index was up 17.77% and the Russell 1000 Growth Index was up 15.79%. Consumer Discretionary and Industrials stocks led the way up 30% while Energy stocks lagged gaining 5%.

Given value's outperformance in the broad market it is somewhat surprising that the portfolio trailed the benchmark in the trailing six-month period. Attribution suggests that the portfolio's deep value positioning actually detracted from relative performance as the "deeper" value stocks within the benchmark which we favor lagged more expensive or "relative" value stocks which our model finds less attractive. This is the opposite of the trend we saw in the last three quarters of 2009 when deep value stocks rebounded strongly. Sector allocations (although tightly constrained relative to the benchmark weight) detracted due to underweight exposure to Consumer Discretionary and Industrials and an overweight to the Health Care sector which gained 10% during the period. The portfolio's slightly smaller size bias relative to the benchmark and good stock selection helped to minimize some of the negative impact of the style effect. Portfolio holdings outperformed benchmark constituents in 8 of 10 sectors; holdings underperformed in the Energy sector but outperformed in the Technology, Consumer Discretionary and Health Care sectors.

Despite a bounce in the trailing year, the portfolio remains somewhat attractively priced in both absolute and relative terms and we believe this positioning will be rewarded over the long run. The portfolio characteristics shown below demonstrate the valuation discount of the Fund's portfolio relative to the indices:

                                  S&P 500
Characteristic             Fund    Index
--------------             ----   -------
Price-to-Earnings Ratio    12.5x   15.0x
Price-to-Book Ratio         1.9x    2.3x
Price-to-Cash Flow Ratio    8.0x   10.5x

LSV seeks attractively priced stocks, relative to the current market environment and we are confident our disciplined cash flow and earnings-based model will continue to select stocks that are poised to outperform the benchmark over the next three to five years.

THE INFORMATION PROVIDED HEREIN REPRESENTS THE OPINION OF THE MANAGER AND IS NOT INTENDED TO BE A FORECAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTS OR INVESTMENT ADVICE.

THE S&P 500 INDEX CONSISTS OF 500 STOCKS CHOSEN FOR MARKET SIZE, LIQUIDITY, AND INDUSTRY GROUP REPRESENTATION. IT IS A MARKET-VALUE WEIGHTED INDEX (STOCK PRICE TIMES NUMBER OF SHARES OUTSTANDING), WITH EACH STOCK'S WEIGHT IN THE INDEX PROPORTIONATE TO ITS MARKET VALUE. THE S&P 500 INDEX IS ONE OF THE MOST WIDELY USED BENCHMARKS OF U.S. EQUITY PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

April 30, 2010                                                       (Unaudited)

SECTOR WEIGHTINGS+:

                                   (BAR CHART)

Information Technology       18.7%
Financials                   15.6%
Health Care                  15.1%
Energy                       11.7%
Consumer Staples             10.6%
Consumer Discretionary        8.9%
Industrials                   8.2%
Utilities                     4.8%
Telecommunication Services    4.1%
Materials                     2.0%
Repurchase Agreement          0.3%

+    Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

LSV CONSERVATIVE CORE                                                    Value
EQUITY FUND                                                Shares        (000)
---------------------                                    ----------   ----------
COMMON STOCK (99.7%)
AEROSPACE & DEFENSE (4.4%)
   Boeing                                                     2,600   $      188
   General Dynamics                                           3,100          237
   ITT                                                        3,000          167
   L-3 Communications Holdings, Cl 3                          1,900          178
   Northrop Grumman                                           3,400          230
   Raytheon                                                   3,700          216
   Tyco International                                         4,100          159
                                                                      ----------
                                                                           1,375
                                                                      ----------
AGRICULTURAL OPERATIONS (0.6%)
   Archer-Daniels-Midland                                     6,700          187
                                                                      ----------
AGRICULTURAL PRODUCTS (0.4%)
   Bunge                                                      1,500           79
   Fresh Del Monte Produce*                                   2,000           42
                                                                      ----------
                                                                             121
                                                                      ----------
AIRCRAFT (1.7%)
   Honeywell International                                    4,200          199
   Lockheed Martin                                            2,800          238
   UAL*                                                       4,300           93
                                                                      ----------
                                                                             530
                                                                      ----------
APPAREL RETAIL (1.0%)
   Gap                                                        6,500          161
   Ross Stores                                                2,600          145
                                                                      ----------
                                                                             306
                                                                      ----------
APPLICATION SOFTWARE (0.3%)
   Amdocs*                                                    3,100           99
                                                                      ----------

                                                                         Value
                                                           Shares        (000)
                                                         ----------   ----------
ASSET MANAGEMENT & CUSTODY BANKS (1.0%)
   Ameriprise Financial                                       4,000   $      185
   Bank of New York Mellon                                    4,300          134
                                                                      ----------
                                                                             319
                                                                      ----------
AUTOMOTIVE (0.7%)
   Ford Motor*                                               17,500          228
                                                                      ----------
BANKS (5.2%)
   Bank of America                                           34,300          612
   Huntington Bancshares                                      6,700           45
   JPMorgan Chase                                             9,700          413
   Regions Financial                                          9,900           87
   SunTrust Banks                                             2,800           83
   Wells Fargo                                               11,300          374
                                                                      ----------
                                                                           1,614
                                                                      ----------
BIOTECHNOLOGY (1.4%)
   Amgen*                                                     4,600          264
   Biogen Idec*                                               3,600          192
                                                                      ----------
                                                                             456
                                                                      ----------
CABLE & SATELLITE (2.0%)
   Comcast, Cl A                                             19,000          375
   Time Warner Cable, Cl A                                    4,600          259
                                                                      ----------
                                                                             634
                                                                      ----------
CHEMICALS (0.4%)
   Eastman Chemical                                           1,600          107
                                                                      ----------
COMMERCIAL PRINTING (0.2%)
   RR Donnelley & Sons                                        3,600           77
                                                                      ----------
COMMERCIAL SERVICES (0.3%)
   Convergys*                                                 6,400           81
                                                                      ----------
COMPUTER & ELECTRONICS RETAIL (1.1%)
   Best Buy                                                   4,500          205
   RadioShack                                                 6,600          143
                                                                      ----------
                                                                             348
                                                                      ----------
COMPUTERS & SERVICES (9.8%)
   Apple*                                                     1,400          366
   CA                                                         4,600          105
   Computer Sciences*                                         2,300          120
   Google, Cl A*                                                400          210
   Hewlett-Packard                                           10,500          546
   International Business Machines                            5,200          671
   Microsoft                                                 15,700          479
   NCR*                                                       6,600           87
   Oracle                                                     4,800          124
   SanDisk*                                                   3,300          132
   Seagate Technology*                                        6,100          112
   Western Digital*                                           3,200          131
                                                                      ----------
                                                                           3,083
                                                                      ----------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS

April 30, 2010                                                       (Unaudited)

LSV CONSERVATIVE CORE                                                    Value
EQUITY FUND                                                Shares        (000)
---------------------                                    ----------   ----------
CONSUMER DISCRETIONARY (2.1%)
   Kimberly-Clark                                             3,900   $      239
   Procter & Gamble                                           6,700          417
                                                                      ----------
                                                                             656
                                                                      ----------
CONSUMER ELECTRONICS (0.3%)
   Garmin                                                     2,700          101
                                                                      ----------
CONSUMER PRODUCTS (1.2%)
   Hasbro                                                     3,400          130
   Mattel                                                     6,100          141
   Polaris Industries                                         1,600           95
                                                                      ----------
                                                                             366
                                                                      ----------
DRUG RETAIL (1.5%)
   CVS Caremark                                               9,200          340
   Walgreen                                                   3,600          126
                                                                      ----------
                                                                             466
                                                                      ----------
ELECTRICAL SERVICES (6.3%)
   Alliant Energy                                             1,600           55
   Ameren                                                     2,900           75
   American Electric Power                                    5,300          182
   DTE Energy                                                 2,400          116
   Duke Energy                                               10,700          180
   Edison International                                       3,700          127
   Exelon                                                     6,000          261
   General Electric                                          24,700          466
   PG&E                                                       3,400          149
   Public Service Enterprise Group                            6,400          206
   Sempra Energy                                              3,200          157
                                                                      ----------
                                                                           1,974
                                                                      ----------
FINANCIAL SERVICES (3.1%)
   Capital One Financial                                      2,300          100
   Citigroup*                                                73,300          320
   Goldman Sachs Group                                        2,000          291
   Morgan Stanley                                             8,900          269
                                                                      ----------
                                                                             980
                                                                      ----------
FOOD, BEVERAGE & TOBACCO (4.0%)
   Altria Group                                               9,300          197
   Coca-Cola                                                  2,700          144
   ConAgra Foods                                              7,100          174
   Hormel Foods                                               3,300          135
   PepsiCo                                                    1,800          117
   Philip Morris International                                2,200          108
   Reynolds American                                          2,600          139
   Sara Lee                                                  13,600          193
   Supervalu                                                  3,200           48
                                                                      ----------
                                                                           1,255
                                                                      ----------
GENERAL MERCHANDISE STORES (0.8%)
   Big Lots*                                                  2,700          103
   Family Dollar Stores                                       4,200          166
                                                                      ----------
                                                                             269
                                                                      ----------


                                                                         Value
                                                           Shares        (000)
                                                         ----------   ----------
HEALTH CARE DISTRIBUTORS (1.1%)
   AmerisourceBergen, Cl A                                    4,400   $      136
   McKesson                                                   3,100          201
                                                                      ----------
                                                                             337
                                                                      ----------
HEALTH CARE EQUIPMENT (1.4%)
   Beckman Coulter                                            2,100          131
   Medtronic                                                  2,300          100
   Zimmer Holdings*                                           3,200          195
                                                                      ----------
                                                                             426
                                                                      ----------
HEALTH CARE FACILITIES (0.3%)
   Universal Health Services, Cl B                            2,200           82
                                                                      ----------
HOUSEHOLD PRODUCTS, FURNITURE & FIXTURES (0.5%)
   Whirlpool                                                  1,400          152
                                                                      ----------
INSURANCE (8.0%)
   ACE                                                        1,500           80
   Aetna                                                      4,200          124
   Allstate                                                   6,000          196
   Berkshire Hathaway, CI B*                                  1,700          131
   Chubb                                                      4,000          211
   CIGNA                                                      4,000          128
   Cincinnati Financial                                       3,700          105
   Hartford Financial Services Group                          3,100           88
   Lincoln National                                           2,800           86
   Loews                                                      2,500           93
   MetLife                                                    3,900          178
   Prudential Financial                                       4,100          260
   Travelers                                                  5,200          264
   UnitedHealth Group                                         7,700          233
   Unum Group                                                 5,300          130
   WellPoint*                                                 4,100          221
                                                                      ----------
                                                                           2,528
                                                                      ----------
IT CONSULTING & OTHER SERVICES (0.4%)
   SAIC*                                                      7,200          125
                                                                      ----------
METAL & GLASS CONTAINERS (0.7%)
   Ball                                                       2,300          122
   Owens-Illinois*                                            2,700           96
                                                                      ----------
                                                                             218
                                                                      ----------
MULTIMEDIA (0.4%)
   DISH Network, Cl A                                         5,600          124
                                                                      ----------
OFFICE ELECTRONICS (0.6%)
   Xerox                                                     16,700          182
                                                                      ----------
OFFICE EQUIPMENT (0.4%)
   Pitney Bowes                                               5,000          127
                                                                      ----------
OIL & GAS EQUIPMENT & SERVICES (1.1%)
   National Oilwell Varco                                     4,200          185
   Schlumberger                                                 900           64
   Tidewater                                                  2,000          107
                                                                      ----------
                                                                             356
                                                                      ----------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS

April 30, 2010                                                       (Unaudited)

LSV CONSERVATIVE CORE                                                    Value
EQUITY FUND                                                Shares        (000)
---------------------                                    ----------   ----------
OIL & GAS STORAGE & TRANSPORTATION (0.4%)
   El Paso                                                   10,700   $      130
                                                                      ----------
PAPER PACKAGING (0.6%)
   Rock-Tenn, Cl A                                            2,000          103
   Sonoco Products                                            2,800           93
                                                                      ----------
                                                                             196
                                                                      ----------
PETROLEUM & FUEL PRODUCTS (10.2%)
   Apache                                                     1,700          173
   Chevron                                                    8,300          676
   ConocoPhillips                                             7,400          438
   Diamond Offshore Drilling                                  1,300          103
   Exxon Mobil                                               16,700        1,133
   Marathon Oil                                               6,000          193
   Murphy Oil                                                 2,600          156
   Noble                                                      3,000          118
   Sunoco                                                     2,100           69
   Tesoro                                                     1,500           20
   Valero Energy                                              5,200          108
                                                                      ----------
                                                                           3,187
                                                                      ----------
PHARMACEUTICALS (8.7%)
   Abbott Laboratories                                        7,800          399
   Bristol-Myers Squibb                                      13,100          331
   Eli Lilly                                                  7,900          276
   Forest Laboratories*                                       3,700          101
   Johnson & Johnson                                          6,300          405
   King Pharmaceuticals*                                      5,800           57
   Merck                                                     12,336          432
   Mylan Laboratories*                                        6,600          145
   Pfizer                                                    28,498          477
   Watson Pharmaceuticals*                                    2,100           90
                                                                      ----------
                                                                           2,713
                                                                      ----------
PRINTING & PUBLISHING (0.6%)
   Lexmark International, Cl A*                               1,800           67
   McGraw-Hill                                                3,600          121
                                                                      ----------
                                                                             188
                                                                      ----------
REINSURANCE (0.3%)
   Everest Re Group                                             600           46
   PartnerRe                                                    600           47
                                                                      ----------
                                                                              93
                                                                      ----------
RETAIL (2.5%)
   Brinker International                                      2,900           54
   Kroger                                                     6,400          142
   McDonald's                                                 1,400           99
   Safeway                                                    5,500          130
   Wal-Mart Stores                                            6,500          349
                                                                      ----------
                                                                             774
                                                                      ----------

                                                           Shares/
                                                            Face
                                                           Amount        Value
                                                            (000)        (000)
                                                         ----------   ----------
SEMI-CONDUCTORS/INSTRUMENTS (3.8%)
   Intel                                                     24,600   $      562
   Jabil Circuit                                              6,400           98
   Micron Technology*                                        14,600          136
   Texas Instruments                                         12,000          312
   Vishay Intertechnology*                                    6,900           72
                                                                      ----------
                                                                           1,180
                                                                      ----------
SPECIALIZED REIT'S (0.2%)
   Hospitality Properties Trust                               2,100           56
                                                                      ----------
STEEL & STEEL WORKS (0.3%)
   Alcoa                                                      7,800          105
                                                                      ----------
TECHNOLOGY DISTRIBUTORS (1.0%)
   Avnet*                                                     2,600           83
   Ingram Micro, Cl A*                                        5,900          107
   Tech Data*                                                 2,600          112
                                                                      ----------
                                                                             302
                                                                      ----------
TELEPHONES & TELECOMMUNICATIONS (6.0%)
   AT&T                                                      24,000          625
   CenturyTel                                                 4,110          140
   Cisco Systems*                                            12,900          347
   Corning                                                    9,700          187
   Harris                                                     3,700          191
   Verizon Communications                                    13,600          393
                                                                      ----------
                                                                           1,883
                                                                      ----------
WIRELESS TELECOMMUNICATION SERVICES (0.4%)
   Sprint Nextel*                                            30,300          129
                                                                      ----------
TOTAL COMMON STOCK
   (Cost $34,106)                                                         31,225
                                                                      ----------
REPURCHASE AGREEMENT (0.3%)
   Morgan Stanley
      0.080%, dated 04/30/10, to be
      repurchased on 05/03/10,
      repurchase price $86,365
      (collateralized by a U.S.
      Treasury Bond, par value
      $86,934, 1.375%, 01/15/20,
      with total market value
      $88,092)                                           $       86           86
                                                                      ----------
TOTAL REPURCHASE AGREEMENT
   (Cost $86)                                                                 86
                                                                      ----------
TOTAL INVESTMENTS - 100.0%
   (Cost $34,192)                                                     $   31,311
                                                                      ==========

PERCENTAGES ARE BASED ON NET ASSETS OF $31,302 (000).

*    NON-INCOME PRODUCING SECURITY.

CL   CLASS

REIT REAL ESTATE INVESTMENT TRUST

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES (000)

April 30, 2010                                                       (Unaudited)

                                                                                            LSV CONSERVATIVE
                                                                                            CORE EQUITY FUND
                                                                                            ----------------
Assets:
   Investments at Value (Cost $34,192) ..................................................      $   31,311
   Cash .................................................................................               4
   Receivable for Investment Securities Sold ............................................              64
   Dividend and Interest Receivable .....................................................              40
   Prepaid Expenses .....................................................................              14
                                                                                               ----------
      Total Assets ......................................................................          31,433
                                                                                               ----------
Liabilities:
   Payable for Investment Securities Purchased ..........................................             123
   Payable due to Investment Advisor ....................................................               3
   Payable due to Administrator .........................................................               2
   Other Accrued Expenses ...............................................................               3
                                                                                               ----------
      Total Liabilities .................................................................             131
                                                                                               ----------
   Net Assets ...........................................................................      $   31,302
                                                                                               ==========
Net Assets Consist of:
   Paid-in Capital ......................................................................      $   43,324
   Undistributed Net Investment Income ..................................................             190
   Accumulated Net Realized Loss on Investments .........................................          (9,331)
   Net Unrealized Depreciation on Investments ...........................................          (2,881)
                                                                                               ----------
   Net Assets ...........................................................................      $   31,302
                                                                                               ==========
Institutional Shares:
   Outstanding Shares of Beneficial Interest (unlimited authorization -- no par value) ..       4,203,461(1)
                                                                                               ----------
Net Asset Value, Offering and Redemption Price Per Share ................................      $     7.45
                                                                                               ==========

(1)  Shares have not been rounded.

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS (000)

For the six months ended April 30, 2010                              (Unaudited)

                                                                            LSV CONSERVATIVE
                                                                            CORE EQUITY FUND
                                                                            ----------------
Investment Income:
   Dividend Income ......................................................      $  360
   Interest Income ......................................................          --
                                                                               ------
      Total Investment Income ...........................................         360
                                                                               ------
Expenses:
   Investment Advisory Fees .............................................          56
   Administration Fees ..................................................           9
   Transfer Agent Fees ..................................................          14
   Registration and Filing Fees .........................................           8
   Printing Fees ........................................................           2
   Custodian Fees .......................................................           2
   Professional Fees ....................................................           1
   Insurance and Other Fees .............................................           2
                                                                               ------
   Total Expenses .......................................................          94
Less: Waiver of Investment Advisory Fees ................................         (43)
Fees Paid Indirectly -- (see Note 4) ....................................          --
                                                                               ------
   Net Expenses .........................................................          51
                                                                               ------
      Net Investment Income .............................................         309
                                                                               ------
   Net Realized Gain on Investments .....................................         126
   Net Change in Unrealized Appreciation (Depreciation) on Investments ..       3,661
                                                                               ------
      Net Realized and Unrealized Gain on Investments ...................       3,787
                                                                               ------
   Net Increase in Net Assets Resulting from Operations .................      $4,096
                                                                               ======

Amounts designated as "--" are $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS (000)
For the six months ended April 30, 2010 (Unaudited) and for the year ended October 31, 2009

                                                                                  LSV CONSERVATIVE
                                                                                  CORE EQUITY FUND
                                                                              ------------------------
                                                                               11/01/09      11/01/08
                                                                              TO 4/30/10   TO 10/31/09
                                                                              ----------   -----------
Operations:
   Net Investment Income ..................................................    $   309       $   617
   Net Realized Gain (Loss) on Investments ................................        126        (7,991)
   Net Change in Unrealized Appreciation on Investments ...................      3,661        10,380
                                                                               -------       -------
      Net Increase in Net Assets Resulting from Operations ................      4,096         3,006
                                                                               -------       -------
Dividends:
   Net Investment Income ..................................................       (571)         (915)
                                                                               -------       -------
      Total Dividends .....................................................       (571)         (915)
                                                                               -------       -------
Capital Share Transactions:
   Issued .................................................................         --         2,575
   In Lieu of Dividends and Distributions .................................        483           812
   Redeemed ...............................................................       (160)       (6,592)
                                                                               -------       -------
      Net Increase (Decrease) in Net Assets Derived from Capital
         Share Transactions ...............................................        323        (3,205)
                                                                               -------       -------
      Total Increase (Decrease) in Net Assets .............................      3,848        (1,114)
                                                                               -------       -------
Net Assets:
      Beginning of Period .................................................     27,454        28,568
                                                                               -------       -------
      End of Period (including undistributed net investment income of
         $190 and $452, respectively) .....................................    $31,302       $27,454
                                                                               =======       =======
Shares Transactions:
      Issued ..............................................................         --           483
      In Lieu of Dividends and Distributions ..............................         69           146
      Redeemed ............................................................        (21)       (1,162)
                                                                               -------       -------
   Net Increase (Decrease) in Shares Outstanding from Share Transactions ..         48          (533)
                                                                               =======       =======

Amounts designated as "--" are $0 or have been rounded to $0

    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout Each Period

For the Six Months Ended April 30, 2010 (Unaudited) and the Years and Period Ended October 31,



                                  Realized
                                    and
           Net                   Unrealized               Dividends                   Net
          Asset                    Gains                    from         Total       Asset
          Value         Net       (Losses)      Total        Net       Dividends     Value
        Beginning   Investment       on         from     Investment       and       End of
        of Period    Income(1)  Investments  Operations    Income    Distributions  Period
        ---------   ----------  -----------  ----------  ----------  -------------  ------
LSV CONSERVATIVE CORE EQUITY FUND
2010*     $ 6.61       $0.07      $ 0.91       $ 0.98      $(0.14)      $(0.14)      $7.45
2009        6.09        0.15        0.58         0.73       (0.21)       (0.21)       6.61
2008        9.84        0.20       (3.87)       (3.67)      (0.08)       (0.08)       6.09
2007**     10.00        0.08       (0.24)       (0.16)         --           --        9.84

                                       Ratio       Ratio
                                        of          of
                            Ratio    Expenses       Net
                    Net      of         to      Investment
                  Assets  Expenses    Average     Income
                    End      to         Net         to
                    of     Average    Assets      Average   Portfolio
         Total    Period     Net    (Excluding      Net      Turnover
        Return+    (000)   Assets    Waivers)     Assets       Rate
        -------  -------  --------  ----------  ----------  ---------
LSV CONSERVATIVE CORE EQUITY FUND
2010*    14.91%  $31,302     0.35%       0.64%     2.09%       18%
2009     12.58    27,454     0.35        0.73      2.53        44
2008    (37.56)   28,568     0.35        0.64      2.31        35
2007**   (1.60)   29,691     0.35        0.73      1.92         5

* For the six-month period ended April 30, 2010. All ratios for the period have been annualized.

** Commencement of operations for the LSV Conservative Core Equity Fund was May 22, 2007. All ratios for the period have been annualized.

+ Return is for the period indicated and has not been annualized. Total return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived a portion of its fees.

(1)  Per share calculations were performed using average shares for the period.

Amounts designated as "--" are $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

April 30, 2010                                                       (Unaudited)

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 32 funds. The financial statements herein are those of the LSV Conservative Core Equity Fund (the "Fund"). The Fund seeks long-term growth of capital by investing in undervalued stocks which are out of favor in the market. The financial statements of the remaining funds of the Trust are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Fund's Board of Trustees (the "Board"). The Fund's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2010, there were no fair valued securities.

     In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

     Level 1 - Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

     Level 2 - Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

     Level 3 - Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

     Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

     As of April 30, 2010, all of the investments for the Fund are Level 1, with the exception of the repurchase agreement, which is Level 2. For details of investment classifications, refer to the Schedule of Investments.

NOTES TO FINANCIAL STATEMENTS

April 30, 2010                                                       (Unaudited)

     For the six months ended April 30, 2010, there have been no significant changes to the Fund's fair valuation methodologies.

     FEDERAL INCOME TAXES -- It is the Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of the Subchapter M of the Internal Revenue Code of 1986, as amended and to distribute substantially all of its income to shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

     The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management's conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities on open tax years 2007, 2008 and 2009, on-going analysis of and changes to tax laws, regulations and interpretations thereof.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-date. Interest income is recognized on an accrual basis.

     REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative daily net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income, if any, are declared and paid to shareholders annually. Any net realized capital gains are distributed to shareholders at least annually.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

A portion of the services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and reviewed by the Board.

4. ADMINISTRATION, DISTRIBUTION, TRANSFER AGENCY AND CUSTODIAN AGREEMENTS:

The LSV Funds (the "Funds") and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services at an annual rate of 0.07% of the Funds' first $1 billion of average daily net assets; 0.06% of the Funds' average daily net assets between $1 billion and $1.5 billion; 0.04% of the Funds' average daily net assets between $1.5 billion and $3 billion; and 0.035% of the Funds' average daily net assets over $3 billion. There is a minimum annual fee of $150,000 per Fund and $25,000 for each additional share class.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991, as Amended and Restated November 14, 2005. The Distributor receives no fees for its distribution services under this agreement.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. During the six-month period ended April 30, 2010, the Fund earned $1 in cash management credits which were used to offset transfer agent expenses. This amount is labeled as "Fees Paid Indirectly" on the Statement of Operations.

U.S. Bank, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

5. INVESTMENT ADVISORY AGREEMENT:

The Trust and LSV Asset Management (the "Adviser") are parties to an Investment Advisory Agreement, under which the Adviser receives an annual fee equal to 0.38% of the Fund's average daily net assets. The Adviser has contractually agreed through February 28, 2011 to waive its fee in order to limit the Fund's total operating

NOTES TO FINANCIAL STATEMENTS

April 30, 2010                                                       (Unaudited)

expenses to a maximum of 0.35% of the Fund's average daily net assets. The Adviser reserves the right to terminate this arrangement at any time at its discretion.

6. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the six-month period ended April 30, 2010, were as follows (000):

PURCHASES
   Other ...   $5,479
SALES
   Other ...   $5,124

7. FEDERAL TAX INFORMATION:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or to paid-in-capital, as appropriate, in the period that the differences arise.

Accordingly, the following permanent differences, primarily attributable to investments in REITS, have been reclassified to (from) the following accounts
(000):

UNDISTRIBUTED NET    ACCUMULATED
INVESTMENT INCOME   REALIZED LOSS
-----------------   -------------
        $1               $(1)

The tax character of dividends and distributions declared during the years ended October 31, 2009 and 2008 was as follows (000):

       ORDINARY
        INCOME
       --------
2009     $915
2008      398

As of October 31, 2009, the components of distributable earnings (accumulated losses) on a tax basis were as follows (000):

Undistributed Ordinary Income   $    452
Capital Loss Carryforward         (9,388)
Unrealized Depreciation           (6,611)
                                --------
Accumulated Losses              $(15,547)
                                --------

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Fund that may be carried forward a maximum of eight years and applied against future capital gains as follows (000):

                      TOTAL CAPITAL LOSS
 EXPIRES    EXPIRES      CARRYFORWARDS
10/31/16   10/31/17          2009
--------   --------   ------------------
 $1,463     $7,925          $9,388

The total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on investments held by the Fund at April 30, 2010, were as follows (000):

            AGGREGATED     AGGREGATED
               GROSS          GROSS           NET
 FEDERAL    UNREALIZED     UNREALIZED     UNREALIZED
TAX COST   APPRECIATION   DEPRECIATION   DEPRECIATION
--------   ------------   ------------   ------------
 $34,260      $3,116        $(6,065)       $(2,949)

8. OTHER:

At April 30, 2010, 78% of total shares outstanding were held by two record shareholders each owning 10% or greater of the aggregate total shares outstanding. These shareholders were comprised of omnibus accounts that were held on behalf of various individual shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

9. ACCOUNTING PRONOUNCEMENT:

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2010-6, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements. ASU No. 2010-6 enhances and clarifies existing fair value measurement disclosure requirements and is effective for interim and annual periods beginning after December 15, 2009. The Fund is currently evaluating the impact, if any, of applying the provisions of ASU No. 2010-6.

10. SUBSEQUENT EVENTS:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements.

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund's average net assets; this percentage is known as the mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways:

- ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

     You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

- HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes -- NOT your Fund's actual return --the account values shown do not apply to your specific investment.

                                    Beginning     Ending                 Expenses
                                     Account     Account    Annualized     Paid
                                      Value       Value       Expense     During
                                     11/01/09    4/30/10      Ratios      Period*
                                    ---------   ---------   ----------   --------
LSV CONSERVATIVE CORE EQUITY FUND
ACTUAL FUND RETURN
Institutional Shares                $1,000.00   $1,149.10      0.35%      $1.87
HYPOTHETICAL 5% RETURN
Institutional Shares                $1,000.00   $1,023.06      0.35%      $1.76

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

      BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT FOR THE LSV
                   CONSERVATIVE CORE EQUITY FUND (UNAUDITED)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the "1940 Act"), the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund (the "Trust") must consider and approve an Advisory Agreement for an initial two year term and must annually review and re-approve the existing Advisory Agreement after its initial two-year term: (i) by the vote of the Trustees or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, as defined in the 1940 Act (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other service providers of the Funds may submit to the Board, to help them decide whether to renew the Advisory Agreement for an additional year.

Prior to this year's meeting held on February 16-17, 2010, the Board, including the Independent Trustees advised by their independent legal counsel, reviewed written materials from the Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the investment performance of the Funds and the Adviser; (iii) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Funds; (iv) the extent to which economies of scale would be realized as the Funds grow; and (v) whether fee levels reflect these economies of scale for the benefit of Funds' investors, as discussed in further detail below.

At the meeting, a representative from the Adviser, along with other Fund service providers, presented additional oral and written information to help the Board evaluate the Adviser's fee and other aspects of the Advisory Agreement. Among other things, the representative from the Adviser provided an overview of the Adviser, including its history, assets under management, ownership structure, technology update, investment personnel and strategy, and sell discipline. The Adviser's representative also reviewed each Fund's portfolio composition with respect to sector weightings and top ten holdings. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the re-approval of the Advisory Agreement, and did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED BY THE ADVISER

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Funds, including the quality and continuity of the Adviser's portfolio management personnel. The most recent investment adviser registration form ("Form ADV") for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Funds.

The Trustees also considered other services to be provided to the Funds by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds' investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser.

INVESTMENT PERFORMANCE OF THE FUNDS AND THE ADVISER

The Board was provided with information regarding each Fund's performance since the Advisory Agreement was last renewed, as well as information regarding each Fund's performance since its inception. The Board also compared each Fund's performance to a benchmark index and other similar mutual funds over various periods of time. At the meeting, the representative of the Adviser provided information regarding and led a discussion of factors impacting the performance of the Funds over the past year, outlining current market conditions and explaining the Adviser's expectations and strategies for the future. The Board noted that each Fund's performance was comparable relative to its benchmark index. Based on this information, the Board concluded that it was satisfied with the investment results the Adviser had been able to achieve for each Fund.

      BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT FOR THE LSV
                    CONSERVATIVE CORE EQUITY FUND (UNAUDITED)

COSTS OF ADVISORY SERVICES, PROFITABILITY AND ECONOMIES OF SCALE

In concluding that the advisory fees payable by each Fund were reasonable, the Trustees reviewed a report of the advisory fees paid by the Funds to the Adviser, the fee waivers that the Adviser had made over the period, as well as the costs of services provided by and the profits realized by the Adviser from its relationship with the Funds, and concluded that such profits were not excessive. The Trustees also reviewed reports comparing the expense ratio and advisory fee paid by each Fund to those paid by other comparable mutual funds and noted that each Fund's total fees and expenses were lower than the average fees and expenses incurred by other peer funds. The Board concluded that the advisory fees were the result of arm's length negotiations and appeared reasonable in light of the services rendered. The Board also considered the Adviser's commitment to managing the Funds and its willingness to convert its expense limitations and fee waiver arrangements for the Conservative Value Equity Fund and the Conservative Core Equity Fund from voluntary to contractual. In addition, the Board considered whether economies of scale were realized during the current contract period for the Funds, but did not conclude that such economies of scale had been achieved.

Based on the Board's deliberations and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously: (a) concluded that terms of the Agreement are fair and reasonable;
(b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser provides to the Funds; and (c) agreed to renew the Agreement for the Funds for another year.

                                      NOTES

                                      NOTES

TRUST:
The Advisors' Inner Circle Fund

FUND:
LSV Conservative Core Equity Fund

ADVISER:
LSV Asset Management

DISTRIBUTOR:
SEI Investments Distribution Co.

ADMINISTRATOR:
SEI Investments Global Fund Services

LEGAL COUNSEL:
Morgan, Lewis & Bockius LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
Ernst & Young LLP

The Fund files its complete schedule of Portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that The Advisors' Inner Circle Fund uses to determine how to vote proxies (if any) relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge (i) upon request, by calling 888-Fund-LSV and (ii) on the Commission's website at http://www.sec.gov.

LSV-SA-005-0300

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)*               /s/ Phil Masterson
                                        ----------------------------------------
                                        Phil Masterson, President

Date:  July 2, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ Phil Masterson
                                        ----------------------------------------
                                        Phil Masterson, President

Date:  July 2, 2010


By (Signature and Title)*               /s/ Michael Lawson
                                        ----------------------------------------
                                        Michael Lawson
                                        Treasurer, Controller & CFO

Date:  July 2, 2010

* Print the name and title of each signing officer under his or her signature.